Schedules of Investments

September 30, 2024

International High Dividend Fund

High Dividend Equity Fund

Small Cap Value Fund

Value Fund

Emerging Markets High Dividend Fund

Enhanced Equity Income Fund

Cullen International High Dividend Fund

Schedule of Investments

September 30, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 98.74%
Australia - 3.86%
BHP Group Ltd.	128,909	$4,095,999
Rio Tinto Ltd.	84,207	7,517,473
Sonic Healthcare Ltd.	15,723	295,992
		11,909,464

Brazil - 1.31%
Petroleo Brasileiro SA	559,980	4,037,670

Canada - 0.96%
BCE, Inc.	2,679	93,229
Power Corp. of Canada	91,164	2,875,564
		2,968,793

Finland - 1.55%
UPM-Kymmene Oyj	143,001	4,786,598

France - 8.24%
BNP Paribas	89,619	6,140,201
Compagnie de Saint-Gobain SA	36,200	3,292,997
Compagnie Generale des Etablissements Michelin	136,841	5,553,763
Sanofi	32,690	3,744,421
TotalEnergies SE - Sponsored ADR	56,154	3,628,671
Veolia Environnement	93,694	3,078,808
		25,438,861

Germany - 9.38%
Deutsche Post AG	1	45
Deutsche Telekom AG	199,405	5,857,737
Mercedes-Benz Group AG	56,961	3,680,098
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21,270	11,703,413
Siemens AG	38,271	7,725,344
		28,966,637

Ireland - 3.26%
Smurfit WestRock PLC	203,445	10,054,252

Italy - 3.01%
Enel SpA	1,163,532	9,292,973

	Shares	Value (Note 2)
Japan - 14.34%
Komatsu Ltd.	187,223	$5,166,300
MS&AD Insurance Group Holdings, Inc.	439,624	10,185,757
Nippon Telegraph and Telephone Corp.	6,755,025	6,899,549
SoftBank Corp.	7,871,715	10,252,809
Tokio Marine Holdings, Inc.	272,847	9,930,511
Toyota Motor Corp.	103,850	1,837,110
		44,272,036

Mexico - 4.46%
Coca-Cola FEMSA, SAB de CV	791,641	6,994,906
Prologis Property Mexico, SA de CV	2,069,913	6,767,953
		13,762,859

Netherlands - 2.02%
NN Group NV	125,103	6,236,002

Norway - 2.02%
DNB Bank ASA	304,656	6,247,311

Singapore - 4.20%
CapitaLand Ascendas REIT	1,739,709	3,871,284
United Overseas Bank Ltd.	362,841	9,081,964
		12,953,248

South Korea - 0.64%
Samsung Electronics Co., Ltd.	50,977	1,984,193

Spain - 3.38%
Iberdrola Sociedad Anonima	674,391	10,427,218

Sweden - 2.75%
Svenska Handelsbanken AB	428,986	4,403,550
Aktiebolaget Volvo	155,086	4,095,577
		8,499,127

Switzerland - 10.66%
Julius Baer Group Ltd.	33,444	2,011,343
Nestle SA	49,338	4,952,746
Novartis AG - ADR	85,750	9,862,965
Roche Holding AG	18,170	5,809,419
Zurich Insurance Group Ltd.	17,030	10,258,042
		32,894,515

See Notes to Schedules of Investments

Cullen International High Dividend Fund

Schedule of Investments

September 30, 2024 (Continued) (Unaudited)

	Shares	Value (Note 2)
Taiwan - 3.28%
Ase Technology Holding Co., Ltd.	1,043,154	$4,977,367
Quanta Computer, Inc.	616,388	5,142,004
		10,119,371

United Kingdom - 19.42%
3i Group PLC	265,288	11,722,086
BAE Systems PLC	463,647	7,670,938
British American Tobacco PLC - Sponsored ADR	209,048	7,646,976
Coca-Cola Europacific Partners PLC	123,330	9,712,237
Diageo PLC	1,395	48,547
Glencore PLC	617,366	3,530,188
Shell PLC	111,127	3,602,858
Taylor Wimpey PLC	3,543,396	7,783,467
Tesco PLC	1,716,670	8,232,543
		59,949,840

TOTAL COMMON STOCKS (Cost $231,577,560)		304,800,968

TOTAL INVESTMENTS - 98.74% (Cost $231,577,560)		$304,800,968

Other Assets in Excess of Liabilities- 1.26%		3,897,540

NET ASSETS - 100.00%		$308,698,508

ADR - American Depositary Receipt

See Notes to Schedules of Investments

Cullen High Dividend Equity Fund

Schedule of Investments

September 30, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 97.24%
Banking - 7.40%
Bank of America Corp.	449,300	$17,828,224
Citigroup, Inc.	217,500	13,615,500
JPMorgan Chase & Co.	87,960	18,547,246
Truist Financial Corp.	174,850	7,478,334
		57,469,304

Consumer Staple Products - 10.69%
Altria Group, Inc.	240,684	12,284,511
Diageo PLC - Sponsored ADR	83,667	11,741,827
Kenvue, Inc.	577,950	13,367,984
Philip Morris International, Inc.	185,050	22,465,070
Unilever PLC - Sponsored ADR	355,670	23,104,323
		82,963,715

Financial Services - 2.93%
Morgan Stanley	217,850	22,708,684

Health Care - 11.29%
Johnson & Johnson	138,387	22,426,997
Medtronic PLC	209,230	18,836,977
Merck & Co., Inc.	169,843	19,287,371
Novartis AG - ADR	190,828	21,949,037
Pfizer, Inc.	177,880	5,147,847
		87,648,229

Industrial Products - 11.69%
General Dynamics Corp.	71,867	21,718,207
Johnson Controls International PLC	291,050	22,588,391
RTX Corp.	209,046	25,328,013
Siemens AG - Sponsored ADR	208,521	21,071,047
		90,705,658

Industrial Services - 1.55%
United Parcel Service, Inc., Class B	88,350	12,045,639

Insurance - 5.53%
Chubb Ltd.	82,000	23,647,980
Travelers Cos., Inc.	82,291	19,265,969
		42,913,949

Materials - 2.21%
Dow, Inc.	313,733	17,139,234

	Shares	Value (Note 2)
Media - 2.68%
Comcast Corp., Class A	497,142	$20,765,622

Oil & Gas - 7.83%
Chevron Corp.	130,400	19,204,008
ConocoPhillips	190,389	20,044,154
Exxon Mobil Corp.	183,670	21,529,797
		60,777,959

Real Estate - 6.02%
Crown Castle, Inc.	137,480	16,309,252
Healthpeak Properties, Inc.	603,186	13,794,864
VICI Properties, Inc.	499,000	16,621,690
		46,725,806

Retail & Wholesale - Discretionary - 5.78%
Genuine Parts Co.	144,175	20,138,364
Lowe's Cos., Inc.	91,292	24,726,438
		44,864,802

Retail & Wholesale - Staples - 2.47%
Target Corp.	122,957	19,164,078

Software & Tech Services - 2.20%
Microsoft Corp.	39,667	17,068,710

Tech Hardware & Semiconductors - 6.96%
Broadcom, Inc.	128,400	22,149,000
Cisco Systems, Inc.	418,573	22,276,455
QUALCOMM, Inc.	56,640	9,631,632
		54,057,087

Telecommunications - 4.06%
AT&T, Inc.	850,681	18,714,982
BCE, Inc.	368,300	12,816,840
		31,531,822

Utilities - 5.95%
Duke Energy Corp.	178,400	20,569,520
NextEra Energy, Inc.	302,550	25,574,552
		46,144,072

TOTAL COMMON STOCKS (Cost $365,899,771)		754,694,370

See Notes to Schedules of Investments

Cullen High Dividend Equity Fund

Schedule of Investments

September 30, 2024 (Continued) (Unaudited)

	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS - 1.76%
Financial Select Sector SPDR Fund	144,730	$6,559,163
Health Care Select Sector SPDR Fund	45,950	7,077,219

TOTAL EXCHANGE-TRADED FUNDS (Cost $13,571,465)		13,636,382

TOTAL INVESTMENTS - 99.00% (Cost $379,471,236)		$768,330,752

Other Assets in Excess of Liabilities- 1.00%		7,753,018

NET ASSETS - 100.00%		$776,083,770

ADR - American Depositary Receipt

See Notes to Schedules of Investments

Cullen Small Cap Value Fund

Schedule of Investments

September 30, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 99.91%
Banking - 21.03%
Ameris Bancorp	6,475	$403,975
Enterprise Financial Services Corp.	6,824	349,798
First Horizon Corp.	29,310	455,184
First Interstate BancSystem, Inc.	5,960	182,853
Premier Financial Corp.	18,175	426,749
Simmons First National Corp., Class A	14,311	308,259
SouthState Corp.	2,564	249,170
		2,375,988

Consumer Discretionary Products - 16.06%
Carter's, Inc.	1,827	118,718
Crocs, Inc.(a)	2,902	420,239
M/I Homes, Inc.(a)	2,350	402,696
Malibu Boats, Inc., Class A(a)	9,104	353,326
MasterBrand, Inc.(a)	15,700	291,078
Under Armour, Inc., Class C(a)	27,363	228,755
		1,814,812

Consumer Discretionary Services - 4.64%
Denny's Corp.(a)	40,930	263,998
Marriott Vacations Worldwide Corp.	3,543	260,340
		524,338

Financial Services - 19.65%
LendingTree, Inc.(a)	20,072	1,164,778
LoanDepot, Inc.(a)	257,290	702,402
PennyMac Financial Services, Inc.	3,097	352,965
		2,220,145

Health Care - 1.14%
Varex Imaging Corp.(a)	10,795	128,676

Industrial Products - 2.33%
Terex Corp.	4,977	263,333

Industrial Services - 6.99%
BGSF, Inc.	7,550	63,571
Great Lakes Dredge & Dock Corp.(a)	39,148	412,229
Korn Ferry	4,176	314,202
		790,002

Materials - 1.68%
Huntsman Corp.	7,841	189,752

	Shares	Value (Note 2)
Oil & Gas - 9.30%
Civitas Resources, Inc.	2,597	$131,590
Coterra Energy, Inc.	7,097	169,973
Helmerich & Payne, Inc.	3,135	95,367
Select Water Solutions, Inc.	20,685	230,224
Sitio Royalties Corp., Class A	6,660	138,794
Viper Energy, Inc.	6,318	285,005
		1,050,953

Real Estate - 12.89%
Cousins Properties, Inc.	19,405	572,059
Douglas Elliman, Inc.(a)	244,205	446,895
Highwoods Properties, Inc.	13,056	437,507
		1,456,461

Software & Tech Services - 1.76%
Unisys Corp.(a)	34,975	198,658

Utilities - 2.44%
Portland General Electric Co.	5,764	276,096

TOTAL COMMON STOCKS (Cost $8,716,254)		11,289,214

TOTAL INVESTMENTS - 99.91% (Cost $8,716,254)		$11,289,214

Other Assets in Excess of Liabilities- 0.09%		9,762

NET ASSETS - 100.00%		$11,298,976

(a)	Non-income producing security.

See Notes to Schedules of Investments

Cullen Value Fund

Schedule of Investments

September 30, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 98.23%
Banking - 10.77%
Bank of America Corp.	15,380	$610,278
Citigroup, Inc.	12,716	796,022
JPMorgan Chase & Co.	4,363	919,982
Truist Financial Corp.	6,587	281,726
		2,608,008

Consumer Discretionary Products - 3.17%
BorgWarner, Inc.	9,045	328,243
Mercedes-Benz Group AG	27,200	438,192
		766,435

Consumer Staple Products - 7.51%
Kenvue, Inc.	16,687	385,970
Mondelez International, Inc.	8,495	625,827
Unilever PLC - Sponsored ADR	12,393	805,049
		1,816,846

Financial Services - 5.25%
American Express Co.	1,759	477,041
Morgan Stanley	7,604	792,641
		1,269,682

Health Care - 14.34%
Bristol-Myers Squibb Co.	6,960	360,111
Cigna Group	2,202	762,861
Johnson & Johnson	3,988	646,295
Medtronic PLC	7,005	630,660
Merck & Co., Inc.	5,697	646,951
Pfizer, Inc.	14,674	424,666
		3,471,544

Industrial Products - 13.26%
Boeing Co.(a)	2,417	367,481
General Dynamics Corp.	2,325	702,615
Johnson Controls International PLC	6,950	539,389
RTX Corp.	6,897	835,641
Sensata Technologies Holding PLC	6,100	218,746
Siemens AG - Sponsored ADR	5,400	545,670
		3,209,542

Industrial Services - 1.83%
Canadian National Railway Co.	3,774	442,124

	Shares	Value (Note 2)
Insurance - 6.85%
Allstate Corp.	4,396	$833,702
Chubb Ltd.	2,860	824,795
		1,658,497

Materials - 4.64%
Axalta Coating Systems Ltd.(a)	14,400	521,136
Packaging Corp. of America	2,800	603,120
		1,124,256

Media - 4.27%
Comcast Corp., Class A	13,747	574,212
Walt Disney Co.	4,773	459,115
		1,033,327

Oil & Gas - 4.91%
Chevron Corp.	4,044	595,560
ConocoPhillips	5,621	591,779
		1,187,339

Retail & Wholesale - Discretionary - 3.52%
Lowe's Cos., Inc.	3,145	851,823

Retail & Wholesale - Staples - 1.11%
Archer-Daniels-Midland Co.	4,507	269,248

Software & Tech Services - 3.23%
Oracle Corp.	4,587	781,625

Tech Hardware & Semiconductors - 9.39%
Applied Materials, Inc.	4,157	839,922
Arrow Electronics, Inc.(a)	5,622	746,770
Cisco Systems, Inc.	12,901	686,591
		2,273,283

Telecommunications - 2.17%
Verizon Communications, Inc.	11,700	525,447

See Notes to Schedules of Investments

Cullen Value Fund

Schedule of Investments

September 30, 2024 (Continued) (Unaudited)

	Shares	Value (Note 2)
Utilities - 2.01%
Sempra	5,810	$485,890

TOTAL COMMON STOCKS (Cost $13,718,129)		23,774,916

TOTAL INVESTMENTS - 98.23% (Cost $13,718,129)		$23,774,916

Other Assets in Excess of Liabilities- 1.77%		428,358

NET ASSETS - 100.00%		$24,203,274

(a)	Non-income producing security.

ADR - American Depositary Receipt

See Notes to Schedules of Investments

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

September 30, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 97.75%
Brazil - 2.14%
Petroleo Brasileiro SA	2,340,779	$16,877,912
SLC Agricola SA	899,909	3,018,033
		19,895,945

Canada - 1.46%
Lundin Mining Corp.	1,292,185	13,538,587

China - 22.10%
BYD Co. Ltd.	685,876	25,039,280
China Construction Bank Corp.	47,164,885	35,674,669
Midea Group Co., Ltd.(a)	2,141,000	20,449,230
PetroChina Co., Ltd.	12,164,000	9,920,408
Tencent Holdings Ltd.	713,822	40,824,722
Trip.com Group Ltd.(a)	686,976	43,389,725
Zijin Mining Group Co. Ltd.	13,257,796	30,117,982
		205,416,016

Greece - 8.21%
Eurobank Ergasias Services and Holdings SA	11,771,752	26,967,513
Mytilineos SA	628,675	24,759,305
OPAP SA	1,381,720	24,547,505
		76,274,323

Hong Kong - 1.54%
AIA Group Ltd.	1,345,024	12,050,776
BOC Aviation Ltd.(b)(c)	14,512	120,033
Samsonite International SA(b)(c)	200,500	551,940
Xinyi Glass Holdings Ltd.	1,328,845	1,582,884
		14,305,633

India - 15.45%
CapitaLand India Trust	1,465,200	1,322,413
Embassy Office Parks REIT	3,688,800	17,163,229
ICICI Bank Ltd. - Sponsored ADR	1,012,060	30,209,991
NHPC Ltd.	5,218,000	5,912,192
Oil and Natural Gas Corp. Ltd.	3,565,995	12,663,774
Power Grid Corp. of India Ltd.	6,140,900	25,856,614
PowerGrid Infrastructure Investment Trust(b)(c)	2,775,871	2,945,096
REC Ltd.	3,151,953	20,855,989
State Bank of India	1,875,860	17,636,850
Tata Steel Ltd.	4,505,433	9,061,807
		143,627,955

Indonesia - 1.30%
Bank Rakyat Indonesia Persero Tbk PT	36,869,817	12,054,531

	Shares	Value (Note 2)
Kazakhstan - 1.49%
Kaspi.kz Joint Stock Co. - GDR	130,960	$13,880,450

Malaysia - 0.69%
CIMB Group Holdings Bhd	3,283,000	6,409,155

Mexico - 6.05%
Arca Continental, SAB de CV	1,422,176	13,287,848
Coca-Cola FEMSA, SAB de CV	1,836,362	16,226,016
Grupo Financiero Banorte, S.A.B. de CV	5,767	41,046
Prologis Property Mexico, SA de CV	8,159,056	26,677,502
		56,232,412

Nigeria - 0.40%
Airtel Africa PLC(b)(c)	2,461,922	3,752,278

Panama - 1.15%
Copa Holdings, SA, Class A	113,565	10,656,940

Poland - 1.80%
Powszechna Kasa Oszczednosci Bank Polski SA	1,150,620	16,734,660

Russia - 0.00%
Globaltrans Investment PLC - Sponsored GDR(a)(c)(d)	25,467	0

Saudi Arabia - 0.07%
Saudi Arabian Oil Co.(b)(c)	96,000	693,501

South Africa - 0.00%
Anglo American PLC	1	33

South Korea - 9.28%
Hyundai Motor Co.	143,384	26,753,610
KB Financial Group, Inc.	361,804	22,382,766
KT&G Corp.	186,278	15,512,483
Macquarie Korea Infrastructure Fund	1,114,489	10,013,953
Samsung Electronics Co., Ltd.	246,957	11,614,174
		86,276,986

See Notes to Schedules of Investments

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

September 30, 2024 (Continued) (Unaudited)

	Shares	Value (Note 2)
Taiwan - 15.60%
Ase Technology Holding Co., Ltd.	4,843,257	$23,109,406
Hon Hai Precision Industry Co., Ltd.	2,721,000	16,121,451
MediaTek, Inc.	351,005	13,032,432
Quanta Computer, Inc.	3,158,547	26,349,088
SINBON Electronics Co. Ltd.	6,838	64,930
Sunonwealth Electric Machine Industry Co. Ltd.	4,786,529	13,975,488
Taiwan Semiconductor Manufacturing Co., Ltd.	540,000	16,329,768
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	195,180	33,896,911
Unimicron Technology Corp.	88,380	402,152
Wiwynn Corp.	32,701	1,772,146
		145,053,772

Turkey - 1.18%
Koc Holding AS	2,000,440	11,009,074

United Arab Emirates - 5.80%
Air Arabia PJSC	6,772,875	5,052,389
Aldar Properties PJSC	13,094,100	26,808,138
Emaar Development PJSC	4,642,800	11,034,874
Emaar Properties PJSC	4,259,300	10,111,786
TECOM Group PJSC	1,027,454	897,926
		53,905,113

United Kingdom - 0.06%
Glencore PLC	97,914	559,886

United States - 0.86%
Laureate Education, Inc.	480,175	7,975,707

Vietnam - 1.12%
Gemadept Corp.	1,422,000	4,515,204
Ho Chi minh City Securities Corp.	4,696,700	5,917,479
		10,432,683

TOTAL COMMON STOCKS (Cost $728,325,001)		908,685,640

PREFERRED STOCKS - 0.51%
Brazil - 0.51%
Itau Unibanco Holding SA	713,349	4,751,994

TOTAL PREFERRED STOCKS (Cost $4,331,739)		4,751,994

	Shares	Value (Note 2)
PARTICIPATORY NOTES - 3.47%
China - 3.47%
Contemporary Amperex Technology Co., Ltd.	522,690	$18,765,460
Midea Group Co., Ltd.	1,239,013	13,431,892
		32,197,352

TOTAL PARTICIPATORY NOTES (Cost $22,734,396)		32,197,352

TOTAL INVESTMENTS - 101.73% (Cost $755,391,136)		$945,634,986

Liabilities in Excess of Other Assets - (1.73%)		(16,049,916)

NET ASSETS - 100.00%		$929,585,070

(a)	Non-income producing security.
(b)

All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of September 30, 2024, these securities had an aggregate value of $8,062,848 or 0.87% of net assets.

(c)

Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2024, the aggregate market value of these securities was $8,062,848, representing 0.87% of net assets.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See Notes to Schedules of Investments

Cullen Enhanced Equity Income Fund

Schedule of Investments

September 30, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 99.05%
Banking - 7.76%
Bank of America Corp.(a)	125,183	$4,967,261
JPMorgan Chase & Co.	14,699	3,099,431
Truist Financial Corp.	115,975	4,960,251
		13,026,943

Consumer Staple Products - 15.26%
Altria Group, Inc.	78,144	3,988,470
Conagra Brands, Inc.(a)	186,461	6,063,712
Kenvue, Inc.	218,201	5,046,989
Mondelez International, Inc.	68,812	5,069,380
Philip Morris International, Inc.	44,745	5,432,043
		25,600,594

Financial Services - 3.06%
Morgan Stanley(a)	49,245	5,133,299

Health Care - 14.13%
Baxter International, Inc.(a)	142,551	5,412,662
Bristol-Myers Squibb Co.	115,876	5,995,424
Medtronic PLC	74,513	6,708,405
Merck & Co., Inc.(a)	49,309	5,599,530
		23,716,021

Industrial Products - 7.37%
General Dynamics Corp.	11,832	3,575,631
Johnson Controls International PLC(a)	49,571	3,847,205
RTX Corp.(a)	40,856	4,950,113
		12,372,949

Industrial Services - 2.08%
United Parcel Service, Inc., Class B	25,627	3,493,985

Insurance - 2.07%
Travelers Cos., Inc.	14,860	3,479,023

Materials - 4.41%
Dow, Inc.	71,197	3,889,492
Rio Tinto PLC - Sponsored ADR(a)	49,404	3,516,083
		7,405,575

Media - 2.76%
Comcast Corp., Class A	110,639	4,621,391

	Shares	Value (Note 2)
Oil & Gas - 10.37%
Chevron Corp.	37,040	$5,454,881
EOG Resources, Inc.	53,900	6,625,927
Exxon Mobil Corp.	45,316	5,311,941
		17,392,749

Real Estate - 7.49%
Healthpeak Properties, Inc.	275,355	6,297,369
VICI Properties, Inc.	188,423	6,276,370
		12,573,739

Retail & Wholesale - Discretionary - 2.02%
Genuine Parts Co.	24,190	3,378,859

Software & Tech Services - 2.58%
International Business Machines Corp.	19,595	4,332,063

Tech Hardware & Semiconductors - 4.03%
Cisco Systems, Inc.	127,175	6,768,253

Telecommunications - 6.48%
BCE, Inc.	143,247	4,984,996
Verizon Communications, Inc.	131,264	5,895,066
		10,880,062

Utilities - 7.18%
Duke Energy Corp.	53,721	6,194,031
PPL Corp.	177,030	5,856,153
		12,050,184

TOTAL COMMON STOCKS (Cost $156,243,894)		166,225,689

TOTAL INVESTMENTS - 99.05% (Cost $156,243,894)		$166,225,689

Other Assets in Excess of Liabilities- 0.95%		1,596,155

NET ASSETS - 100.00%		$167,821,844

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of September 30, 2024.

ADR - American Depositary Receipt

See Notes to Schedules of Investments

Cullen Enhanced Equity Income Fund

Schedule of Investments

September 30, 2024 (Continued) (Unaudited)

Schedule of Call Options Written	Notional Amount	Number of Contracts	Value
WRITTEN OPTIONS - (0.16%)
Bank of America Corp., Expires October 2024, Exercise Price $41.50	$(2,483,968)	(626)	$(25,040)
Baxter International, Inc., Expires October 2024, Exercise Price $40.00	(2,707,261)	(713)	(10,695)
Conagra Brands, Inc., Expires October 2024, Exercise Price $34.00	(3,034,116)	(933)	(16,794)
Johnson Controls International PLC, Expires October 2024, Exercise Price $80.00	(3,841,695)	(495)	(29,700)
Merck & Co., Inc., Expires October 2024, Exercise Price $118.00	(3,497,648)	(308)	(13,552)
Morgan Stanley, Expires October 2024, Exercise Price $107.00	(5,128,608)	(492)	(73,800)
Rio Tinto PLC - Sponsored ADR, Expires October 2024, Exercise Price $72.50	(1,765,016)	(248)	(27,280)
RTX Corp., Expires October 2024, Exercise Price $122.00	(4,943,328)	(408)	(68,544)

TOTAL WRITTEN OPTIONS (Premiums received $286,490)			$(265,405)

 See Notes to Schedules of Investments

Cullen Funds

notes to schedule of Investments

September 30, 2024

NOTE 1 -	ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

NOTE 2 -	VALUATION OF SECURITIES

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Funds' adviser, Cullen Capital Management, LLC, as the valuation designee with respect to the fair valuation of each Fund's portfolio securities, subject to oversight by and periodic reporting to the Board of Trustees. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee, which may include a Black-Scholes model, the Cox- Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of September 30, 2024, all written option contracts held are exchange-traded.

Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered level 2.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

Cullen Funds

notes to Schedule of Investments

September 30, 2024 (Unaudited)

The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as level 2 or level 3 securities in the fair value hierarchy.

Cullen Funds

notes to Schedule of Investments

September 30, 2024 (Unaudited)

The following is a summary of the inputs used as of September 30, 2024 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$304,800,968	$–	$–	$304,800,968
Total	$304,800,968	$–	$–	$304,800,968

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$754,694,370	$–	$–	$754,694,370
Exchange-Traded Funds	13,636,382	–	–	13,636,382
Total	$768,330,752	$–	$–	$768,330,752

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$11,289,214	$–	$–	$11,289,214
Total	$11,289,214	$–	$–	$11,289,214

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$23,774,916	$–	$–	$23,774,916
Total	$23,774,916	$–	$–	$23,774,916

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$908,685,640	$–	$–	$908,685,640
Preferred Stocks	4,751,994	–	–	4,751,994
Participatory Notes(b)	–	32,197,352	–	32,197,352
Total	$913,437,634	$32,197,352	$–	$945,634,986

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$166,225,689	$–	$–	$166,225,689
Total	$166,225,689	$–	$–	$166,225,689
Other Financial Instruments(c)
Written Options	$(265,405)	$–	$–	$(265,405)
Total	$(265,405)	$–	$–	$(265,405)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as level 2 in the fair value hierarchy.
(c)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

NOTE 3 -	FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund may invest in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.